Investments (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Jul. 02, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Capital stock	R$ 15,000,000		R$ 15,000,000
Seasamm [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 19,532
Capital stock, shares	19,532,409
Seasamm [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	36.00%
Seasamm [Member] | GS Inima [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	64.00%
Aguas De Andradina [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 17,936
Capital stock, shares	17,936,174
Aguas De Andradina [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	30.00%
Aguas De Andradina [Member] | Igua [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	70.00%
Aguas De Castilho [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 2,785
Capital stock, shares	2,785,276
Aguas De Castilho [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	30.00%
Aguas De Castilho [Member] | Igua [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	70.00%
Attend Ambiental [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 23,494
Capital stock, shares	37,677,245
Attend Ambiental [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	45.00%
Attend Ambiental [Member] | Estre [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	55.00%
Aquapolo Ambiental [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 36,412
Capital stock, shares	42,419,045
Aquapolo Ambiental [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	49.00%
Aquapolo Ambiental [Member] | GS Inima [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	51.00%
Paulista Geradora De Energia [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 28,989
Capital stock, shares	288,988,640
Paulista Geradora De Energia [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	25.00%
Paulista Geradora De Energia [Member] | Servtec [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	37.50%
Paulista Geradora De Energia [Member] | Tecniplan [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	37.50%
Cantareira SP Energia [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 1,000
Capital stock, shares	1,000,000
Cantareira SP Energia [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	49.00%
Cantareira SP Energia [Member] | Pacto SP Energia I Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	51.00%
Barueri Energia Renovavel [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 274,755
Capital stock, shares	274,754,806
Acquired amount of share capital	R$ 40,000
Corresponding amount	13,852
Right of use Investments	R$ 26,148
Issued debentures		R$ 395,000
Transaction value		R$ 79,000
Barueri Energia Renovavel [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	20.00%
Barueri Energia Renovavel [Member] | FOXX Inova Ambiental SA [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	80.00%
Infranext Solucoes Em Pavimentacao SA [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 7,050
Capital stock, shares	7,050,000
Increased share capital	R$ 12,000
Increased capital stock, shares	12,000,000
Infranext Solucoes Em Pavimentacao SA [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	45.00%
Infranext Solucoes Em Pavimentacao SA [Member] | DVS Locacao De Equipamentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	55.00%
SABESP Olimpia SA [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 811
Capital stock, shares	811.121
SABESP Olimpia SA [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest hold	100.00%
SABESP Olimpia SA 1 [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 8,111
Capital stock, shares	8,111,208